OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS.
Prepaid expenses	€ 1,899	€ 3,667
Advance payments on inventories	1,097	1,317
Restricted cash	59	89
Total other current non-financial assets	3,054	€ 5,073
Prepaid expenses for insurance expenses	€ 1,500